AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 11, 2018

                                                               File No. 33-65632
                                                               File No. 811-7840

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 100                     /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 103                             /X/

                             SCHRODER SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of Principal Executive Offices, Zip Code)

                                 (800) 932-7781
              (Registrant's Telephone Number, including Area Code)

                                Michael Beattie
                              c/o SEI Investments
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
                    (Name and Address of Agent for Service)

                                   Copies to:

      Sean Graber, Esquire                      Dianne M. Descoteaux, Esquire
  Morgan, Lewis & Bockius LLP                        c/o SEI Investments
       1701 Market Street                         One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                  Oaks, Pennsylvania 19456

    It is proposed that this filing become effective (check appropriate box)

          ---------------------------------------------------------
          /X/     Immediately upon filing pursuant to paragraph (b)
          / /     On [date] pursuant to paragraph (b)
          / /     60 days after filing pursuant to paragraph (a)(1)
          / /     75 days after filing pursuant to paragraph (a)(2)
          / /     On [date] pursuant to paragraph (a) of Rule 485
          ---------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 100 to Registration Statement No. 33-65632 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 11th day of January, 2018.


                                               SCHRODER SERIES TRUST

                                               By:              *
                                                   -----------------------------
                                                   Michael Beattie
                                                   President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


               *                  Trustee                     January 11, 2018
------------------------------
William M. Doran

              *                   Trustee                     January 11, 2018
------------------------------
Jon C. Hunt

              *                   Trustee                     January 11, 2018
------------------------------
Thomas P. Lemke

             *                    Trustee                     January 11, 2018
------------------------------
Jay Nadel

             *                    Trustee                     January 11, 2018
------------------------------
Randall S. Yanker

            *                     President                   January 11, 2018
------------------------------
Michael Beattie

            *                     Treasurer, Controller &     January 11, 2018
------------------------------    Chief Financial Officer
Stephen Connors

* By: /s/ Dianne M. Descoteaux
     -------------------------
     Dianne M. Descoteaux
     Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT NUMBER       DESCRIPTION

EX-101.INS           XBRL Instance Document

EX-101.SCH           XBRL Taxonomy Extension Schema Document

EX-101.CAL           XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF           XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB           XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE           XBRL Taxonomy Extension Presentation Linkbase